Impairment (Details) - Schedule of further impairment (Parentheticals)	12 Months Ended
Dec. 31, 2022
Washington CGU [Member]
Impairment (Details) - Schedule of further impairment (Parentheticals) [Line Items]
A decrease in revenues	1.00%
An increase in the discount rate	1.00%
An increase in energy prices	1.00%
Argentina CGU [Member]
Impairment (Details) - Schedule of further impairment (Parentheticals) [Line Items]
A decrease in revenues	1.00%
An increase in the discount rate	1.00%
An increase in energy prices	1.00%
Paraguay CGU [Member]
Impairment (Details) - Schedule of further impairment (Parentheticals) [Line Items]
A decrease in revenues	1.00%
An increase in the discount rate	1.00%
An increase in energy prices	1.00%